Revenue - Schedule of Revenue (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		$ 26,087,422	$ 27,824,891	$ 19,784,748
Business Strategy Consultancy [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		10,472,912	14,557,914	12,065,760
Technology development [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		12,935,361	11,412,582	4,472,559
Solutions and consultancy [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		13,436	266,588	2,588,360
Interest income [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		2,285,415	1,214,842	413,354
Other revenue [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue	[1]	380,298	372,965	244,715
Point in time [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		18,487,308	23,496,785	13,649,034
Over time [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		$ 7,600,114	$ 4,328,106	$ 6,135,714

[1]	Other revenue consist primarily of loan processing fees, management fees, and training fees.